Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 3,214	$ 4,095
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	632	(253)
Provision for credit losses recognized in income		(7)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(32)	(11)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	600	(271)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(955)	1,474
Net foreign currency translation gains (losses) from hedging activities	64	(507)
Reclassification of losses (gains) on foreign currency translation to income		(18)
Reclassification of losses (gains) on net investment hedging activities to income		17
Foreign currency translation adjustments	(891)	966
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(398)	98
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	2	31
Net change in cash flow hedges	(396)	129
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	(230)	283
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(796)	180
Net gains (losses) on equity securities designated at fair value through other comprehensive income	10	39
Total items that will not be reclassified subsequently to income	(1,016)	502
Total other comprehensive income (loss), net of taxes	(1,703)	1,326
Total comprehensive income (loss)	1,511	5,421
Total comprehensive income attributable to:
Shareholders	1,512	5,417
Non-controlling interests	(1)	4
Total comprehensive income (loss)	1,511	5,421
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	171	(77)
Provision for credit losses recognized in income		(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(9)	(1)
Net foreign currency translation gains (losses) from hedging activities	162	(170)
Reclassification of losses (gains) on net investment hedging activities to income		6
Net gains (losses) on derivatives designated as cash flow hedges	(64)	34
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	1	11
Remeasurements of employee benefit plans	(23)	100
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(306)	64
Net gains (losses) on equity securities designated at fair value through other comprehensive income	12	4
Total income tax expenses (recoveries)	$ (56)	$ (30)